Vanguard Russell 1000 Index Fund
Vanguard Russell 1000 Value Index Fund
Vanguard Russell 1000 Growth Index Fund
Vanguard Russell 2000 Index Fund
Vanguard Russell 2000 Value Index Fund
Vanguard Russell 2000 Growth Index Fund
Vanguard Russell 3000 Index Fund
Supplement Dated July 19, 2021, to the Prospectuses and Summary Prospectuses Dated December 22, 2020
Important Changes to the Funds
Effective immediately, Nick Birkett has been named as a co-portfolio manager of Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, Vanguard Russell 1000 Growth Index Fund, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, Vanguard Russell 2000 Growth Index Fund, and Vanguard Russell 3000 Index Fund. He replaces Michael A. Johnson, who had previously co-managed the Funds, and joins Walter Nejman, who will continue to co-manage the Funds. The Funds’ investment objectives, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces Michael A. Johnson under the heading “Investment Advisors” in the Fund Summary or ETF Summary section for each Fund:
Nick Birkett, Portfolio Manager at Vanguard. He has co-managed the Fund since July 2021.

Prospectus Text Changes
The following replaces Michael A. Johnson under the heading “Investment Advisors” in the More on the Funds and More on the Funds and ETF Shares sections respectively:
Nick Birkett, Portfolio Manager at Vanguard. He has worked in investment management since 2006; has been with Vanguard since 2017; and has co-managed Russell 1000 Index, Russell 1000 Value Index, Russell 1000 Growth Index, Russell 2000 Index, Russell 2000 Value Index, Russell 2000 Growth Index, and Russell 3000 Index Funds since July 2021. Prior to joining Vanguard, he was at JP Morgan for 11 years, where he last held the position of Executive Director, Head of European Program Trading Risk. Education: B.S., University of Bath.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS PMG 072021

Vanguard Scottsdale Funds

Supplement Dated July 19, 2021, to the Statement of Additional Information Dated December 22, 2020
Important Changes to Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, Vanguard Russell 1000 Growth Index Fund, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, Vanguard Russell 2000 Growth Index Fund, and Vanguard Russell 3000 Index Fund
Effective immediately, Nick Birkett has been named as a co-portfolio manager of Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, Vanguard Russell 1000 Growth Index Fund, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, Vanguard Russell 2000 Growth Index Fund, and Vanguard Russell 3000 Index Fund. He replaces Michael A. Johnson, who had previously co-managed the Funds, and joins Walter Nejman, who will continue to co-manage the Funds. The Funds’ investment objectives, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table replaces those under the sub-heading “1. Other Accounts Managed” on page B-62:
The following table provides information relating to the other accounts managed by the portfolio managers of the Funds as of the fiscal year ended August 31, 2020 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Joshua C. Barrickman	Registered investment companies[1]	22	$978B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Walter Nejman	Registered investment companies[2]	54	$2.1T	0	$0
	Other pooled investment vehicles	2	$2.3B	0	$0
	Other accounts	0	$0	0	$0
Nick Birkett[3]	Registered investment companies[4]	10	$96.1B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
1 Includes Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Index Funds, Vanguard Short-Term, Intermediate-Term, and Long-Term Corporate Bond Index Funds, and Vanguard Total Corporate Bond ETF, Vanguard Mortgage-Backed Securities Index Fund, and Vanguard Total World Bond ETF which collectively held assets of $128 billion as of August 31, 2020.
2 Includes Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, Vanguard Russell 1000 Growth Index Fund, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, Vanguard Russell 2000 Growth Index Fund, and Vanguard Russell 3000 Index Fund which collectively held assets of $22 billion as of August 31, 2020.
3 Mr. Birkett began co-managing Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, Vanguard Russell 1000 Growth Index Fund, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, Vanguard Russell 2000 Growth Index Fund, and Vanguard Russell 3000 Index Fund on July 19, 2021.
4 Information provided as of May 31, 2021, and includes Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, Vanguard Russell 1000 Growth Index Fund, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, Vanguard Russell 2000 Growth Index Fund, and Vanguard Russell 3000 Index Fund which collectively held assets of $32.9 billion as of May 31, 2021.
Within the same section, the following text replaces similar text under the sub-heading “4. Ownership of Securities” on page B-64:
As of August 31, 2020, neither Mr. Barrickman nor Mr. Nejman owned any shares of Funds they managed.
As of May 31, 2021, Mr. Birkett did not own any shares of the Funds he managed.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 1690A 072021